Guarantees granted, commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of maturity analysis of purchase obligations
Future minimum purchase obligations under these arrangements at December 31, 2018 were as follows for the Group's continuing operations:

(€ million)
2019	€804
2020	€508
2021	€349
2022	€216
2023	€32
2024 and thereafter	€42

Disclosure of maturity analysis of operating lease payments
The following table summarizes the total future minimum lease payments under non-cancellable lease contracts for the Group's continuing operations:

	At December 31, 2018
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ million)
Future minimum lease payments under operating lease agreements	€325	€331	€172	€199	€1,027